Net Sales (Tables)	12 Months Ended
Jun. 30, 2024
Net Sales
Schedule of net sales by geographic location

	For the fiscal year ended June 30,
(in € thousands)	2022		2023		2024
Germany	128,251	18.6%	128,109	16.7%	127,867	15.2%
United States	108,435	15.8%	137,521	18.0%	171,795	20.4%
Europe (excluding Germany) (1)	275,322	40.0%	298,998	39.0%	332,575	39.6%
Rest of the world (1)	175,773	25.6%	201,375	26.3%	208,615	24.8%
	687,781	100.0%	766,003	100.0%	840,852	100.0%

(1)No individual country other than Germany and the United States accounted for more than 10% of net sales.